Consolidated Statements of Equity (USD $) In Millions, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
As of December 31, 2010 at Dec. 31, 2010	$ 391	$ 631	$ 943	$ (150)	$ (2)	$ 23	$ 1,836
As of December 31, 2010 (in Shares) at Dec. 31, 2010	78,000,000
Net income			172			14	186
Other comprehensive income				(67)			(67)	[1]
Dividends on common stock			(148)				(148)
Distributions to noncontrolling interest						(16)	(16)
Stock granted, share-based compensation, net of forfeitures		(11)					(11)
Stock issued, dividend reinvestment plan	1	9					10
Stock issued, dividend reinvestment plan (in Shares)	300,000
Stock issued, share-based compensation, net of forfeitures	3	20			(3)		20
Stock issued, share-based compensation, net of forfeitures (in Shares)	500,000
Purchase of treasury shares					(2)		(2)
Issuance of shares for Nicor merger	191	1,332					1,523
Issuance of shares for Nicor merger (in Shares)	38,200,000
Stock-based compensation expense, net of tax		8					8
Balance at Dec. 31, 2011	586	1,989	967	(217)	(7)	21	3,339
Balance (in Shares) at Dec. 31, 2011	117,000,000
Net income			271			15	286
Other comprehensive income				(1)			(1)	[1]
Dividends on common stock			(203)				(203)
Distributions to noncontrolling interest						(14)	(14)
Stock granted, share-based compensation, net of forfeitures		(10)					(10)
Stock issued, dividend reinvestment plan	1	9					10
Stock issued, dividend reinvestment plan (in Shares)	300,000
Stock issued, share-based compensation, net of forfeitures	3	19			(1)		21
Stock issued, share-based compensation, net of forfeitures (in Shares)	600,000
Stock-based compensation expense, net of tax		7					7
Balance at Dec. 31, 2012	590	2,014	1,035	(218)	(8)	22	3,435
Balance (in Shares) at Dec. 31, 2012	117,900,000						117,855,075
Net income			313			18	331
Other comprehensive income				82			82
Dividends on common stock			(222)				(222)
Contribution from noncontrolling interest						22	22
Distributions to noncontrolling interest						(17)	(17)
Stock granted, share-based compensation, net of forfeitures		(6)					(6)
Stock issued, dividend reinvestment plan	1	10					11
Stock issued, dividend reinvestment plan (in Shares)	300,000
Stock issued, share-based compensation, net of forfeitures	4	24					28
Stock issued, share-based compensation, net of forfeitures (in Shares)	700,000
Stock-based compensation expense, net of tax		12					12
Balance at Dec. 31, 2013	$ 595	$ 2,054	$ 1,126	$ (136)	$ (8)	$ 45	$ 3,676
Balance (in Shares) at Dec. 31, 2013	118,900,000						118,888,876

[1]	All amounts are net of income taxes. Amounts in parentheses indicate debits to accumulated other comprehensive loss.